Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,828,682
		$ 3,828,682
Education — 28.2%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$ 1,555,515
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/39	1,400	1,323,994
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,064,100
Massachusetts Development Finance Agency, (Boston University):
4.00%, 10/1/46	2,750	2,605,570
5.00%, 10/1/46	3,000	3,136,560
5.45%, 5/15/59	400	455,328
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,607,908
5.00%, 5/1/35	1,660	1,707,393
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	1,965,561
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,763,825
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,700	2,155,032
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/31	620	661,007
5.00%, 7/1/32	770	818,248
5.00%, 7/1/38	340	350,264
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,614,044
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,092,880
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/45	5,000	5,139,800
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,218,350
University of Massachusetts Building Authority, 5.00%, 11/1/41	2,365	2,593,412
		$ 39,828,791
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 2.1%
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	$1,840	$ 1,911,631
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/23, 5.00%, 7/1/44	1,100	1,111,220
		$ 3,022,851
General Obligations — 17.0%
Andover, MA, 4.00%, 7/15/52	$2,000	$ 1,921,420
Belmont, MA, 4.00%, 3/15/31	2,910	3,095,454
Commonwealth of Massachusetts, (Consolidated Loan), 5.25%, 10/1/47	2,000	2,223,100
Framingham, MA:
5.00%, 8/1/38	1,010	1,136,573
5.00%, 8/1/39	1,025	1,148,000
Franklin, MA:
4.00%, 5/15/32	455	483,797
4.00%, 5/15/33	455	479,288
Lincoln, MA:
4.00%, 3/1/30	2,120	2,255,510
4.00%, 3/1/31	2,205	2,344,709
Manchester Essex Regional School District, MA:
4.00%, 2/1/41	1,075	1,047,706
4.00%, 2/1/42	975	946,949
New Bedford, MA, 4.00%, 9/1/47	2,650	2,489,755
Norwood, MA, Chapter 70B, 4.00%, 9/15/47	2,500	2,363,075
Quincy, MA, 4.00%, 7/7/23	2,000	2,009,980
		$ 23,945,316
Hospital — 10.8%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health):
5.00%, 7/1/33	$625	$ 677,363
5.00%, 7/1/38	600	633,336
Massachusetts Development Finance Agency, (Boston Medical Center), Green Bonds, 5.00%, 7/1/44	2,500	2,512,900
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,057,340
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	1,758,800
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,038,340
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/37	1,600	1,681,984
5.00%, 7/1/47	2,000	2,032,340

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	$2,795	$ 2,827,813
		$ 15,220,216
Housing — 5.3%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.21%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$2,915	$ 2,915,000
Massachusetts Housing Finance Agency, Sustainability Bonds:
2.15%, 6/1/24	1,000	983,480
2.65%, 6/1/26	1,000	976,270
4.00%, 12/1/25	2,500	2,557,825
		$ 7,432,575
Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(2)	$670	$ 585,774
(AMT), 4.875%, 11/1/42(2)	740	668,797
		$ 1,254,571
Insured - Education — 4.6%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(3)	$5,460	$ 6,541,790
		$ 6,541,790
Insured - Special Tax Revenue — 5.3%
Martha's Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/26	$1,760	$ 1,828,605
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	5,709,498
		$ 7,538,103
Senior Living/Life Care — 2.2%
Massachusetts Development Finance Agency, (Carleton-Willard Village):
4.00%, 12/1/42	$490	$ 448,267
5.00%, 12/1/42	525	535,437
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(2)	205	214,586
5.00%, 11/15/38(2)	135	138,234
Massachusetts Development Finance Agency, (Loomis Communities), 4.00%, 1/1/51	690	553,049
Massachusetts Development Finance Agency, (Salem Community Corp.):
5.00%, 1/1/23	445	445,000
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (Salem Community Corp.): (continued)
5.00%, 1/1/24	$345	$ 344,700
5.00%, 1/1/25	365	363,905
		$ 3,043,178
Special Tax Revenue — 5.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 200,556
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	2,170	2,147,736
5.00%, 7/1/41	2,000	2,136,160
5.25%, 7/1/31	1,240	1,487,975
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,820,860
		$ 7,793,287
Student Loan — 2.0%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$2,000	$ 1,833,760
(AMT), 5.00%, 7/1/23	1,000	1,008,050
		$ 2,841,810
Transportation — 8.1%
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	$3,000	$ 2,758,200
Green Bonds, (AMT), 5.00%, 7/1/41	2,030	2,126,608
Massachusetts Port Authority, (BOSFUEL Project), (AMT), 5.00%, 7/1/49	2,500	2,528,050
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	2,000	2,067,740
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	1,750	1,885,380
		$ 11,365,978
Water and Sewer — 3.4%
Massachusetts Clean Water Trust:
Green Bond, 5.00%, 2/1/41	$1,750	$ 1,956,623
Green Bond, 5.00%, 2/1/42	2,250	2,510,235
Springfield Water and Sewer Commission, MA, 4.00%, 4/15/33	335	353,783
		$ 4,820,641
Total Tax-Exempt Municipal Obligations (identified cost $137,816,692)		$138,477,789

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 2.8%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.7%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 964,970
		$ 964,970
Special Tax Revenue — 2.1%
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	$3,000	$ 2,980,950
		$ 2,980,950
Total Taxable Municipal Obligations (identified cost $4,000,000)		$ 3,945,920
Total Investments — 100.9% (identified cost $141,816,692)		$142,423,709
Other Assets, Less Liabilities — (0.9)%		$ (1,265,857)
Net Assets — 100.0%		$141,157,852
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $1,807,948 or 1.3% of the Fund's net assets.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$138,477,789	$ —	$138,477,789
Taxable Municipal Obligations	—	3,945,920	—	3,945,920
Total Investments	$ —	$142,423,709	$ —	$142,423,709
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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